Long-term Debt - Summary of Details of Tranches of Senior Notes Listed on the Euro MTF Market (Detail) ₨ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 7,230,000,000	₨ 528,582.4				₨ 445,036.1
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding		₨ 435,334.3				361,187.1
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.625% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2013
Currency	USD
Initial Principal amounts | $	$ 500,000,000
Outstanding Principal amounts | $	500,000,000
Outstanding | $	$ 36,455,800,000				$ 37,745,800,000
Interest rate	5.625%	5.625%	5.625%	5.625%
Redeemable on	February 2023
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 3.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	February 2015
Currency	GBP
Initial Principal amounts | £			£ 400,000,000
Outstanding Principal amounts | £			£ 400,000,000
Outstanding		₨ 40,193.8				37,258.2
Interest rate	3.875%	3.875%	3.875%	3.875%
Redeemable on	March 2023
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.000% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2014
Currency	GBP
Initial Principal amounts | £			£ 400,000,000
Outstanding Principal amounts | £			£ 400,000,000
Outstanding		₨ 40,225.2				37,253.1
Interest rate	5.00%	5.00%	5.00%	5.00%
Redeemable on	February 2022
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 2.750% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2017
Currency	GBP
Initial Principal amounts | £			£ 300,000,000
Outstanding Principal amounts | £			£ 300,000,000
Outstanding		₨ 0.0				28,004.9
Interest rate	2.75%	2.75%	2.75%	2.75%
Redeemable on	January 2021
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 2.200% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2017
Currency	EUR
Initial Principal amounts | €				€ 650,000,000
Outstanding Principal amounts | €				€ 650,000,000
Outstanding		₨ 55,629.0				53,984.3
Interest rate	2.20%	2.20%	2.20%	2.20%
Redeemable on	January 2024
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 4.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2017
Currency	USD
Initial Principal amounts | $	$ 500,000,000
Outstanding Principal amounts | $	$ 500,000,000
Outstanding		₨ 38,755.6				42,346.9
Interest rate	4.50%	4.50%	4.50%	4.50%
Redeemable on	March 2027
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 4.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2018
Currency	EUR
Initial Principal amounts | €				€ 500,000,000
Outstanding Principal amounts | €				€ 500,000,000
Outstanding		₨ 40,214.5				41,012.1
Interest rate	4.50%	4.50%	4.50%	4.50%
Redeemable on	January 2026
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	November 2019
Currency	EUR
Initial Principal amounts | €				€ 500,000,000
Outstanding Principal amounts | €				€ 500,000,000
Outstanding		₨ 42,657.1				41,390.4
Interest rate	5.875%	5.875%	5.875%	5.875%
Redeemable on	November 2024
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 6.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	November 2019
Currency	EUR
Initial Principal amounts | €				€ 500,000,000
Outstanding Principal amounts | €				€ 500,000,000
Outstanding		₨ 43,391.0				₨ 42,191.4
Interest rate	6.875%	6.875%	6.875%	6.875%
Redeemable on	November 2026
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 7.750% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2020
Currency	USD
Initial Principal amounts | $	$ 700,000,000
Outstanding Principal amounts | $	$ 700,000,000
Outstanding		₨ 50,729.9
Interest rate	7.75%	7.75%	7.75%	7.75%
Redeemable on	October 2025
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	December 2020
Currency	USD
Initial Principal amounts | $	$ 650,000,000
Outstanding Principal amounts | $	$ 650,000,000
Outstanding		₨ 47,082.4
Interest rate	5.875%	5.875%	5.875%	5.875%
Redeemable on	January 2028